Inventories (Tables)	12 Months Ended
Sep. 30, 2016
Inventory Disclosure [Abstract]
Inventories	Inventories consisted of the following (in millions):

	September 30,
	2016	2015

Raw materials and supplies	$852	$534
Work-in-process	503	329
Finished goods	1,533	802
Inventories	$2,888	$1,665